Condensed Interim Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 33,271,166	$ 39,457,407
Receivables, trade	27,883,199	27,264,803
Working capital advances	0	3,100,000
Prepayments	1,440,263	1,412,875
Advances and deposits	1,970,983	3,015,807
Other receivables	943,258	0
Inventories	14,773,932	9,632,246
Total current assets	80,282,801	83,883,138
Non-current assets
Vessels and vessel equipment, net	743,906,747	751,816,840
Deferred drydock expenditure, net	6,839,243	4,118,168
Deposit for vessel acquisition	0	1,635,000
Leasehold improvements, net	444,070	446,532
Other non-current assets, net	3,593,680	3,640,311
Operating lease, right of use asset	2,255,771	0
Total non-current assets	757,039,511	761,656,851
TOTAL ASSETS	837,322,312	845,539,989
Current liabilities
Payables, trade	24,836,540	16,104,399
Other payables	65,900	6,265
Accrued interest on loans	1,793,293	1,537,976
Current portion of long-term debt	34,022,095	37,071,548
Current portion of finance lease obligations	8,254,968	3,537,466
Current portion of operating lease obligations	464,167	0
Total current liabilities	69,436,963	58,257,654
Non-current liabilities
Non-current portion of long-term debt	317,313,028	367,352,022
Non-current portion of finance lease obligations	85,405,079	38,956,553
Non-current portion of operating lease obligations	1,625,696	0
Total non-current liabilities	404,343,803	406,308,575
Equity
Share capital	350,192	340,613
Additional paid in capital	414,083,265	405,549,985
Treasury stock	(15,348,909)	(15,348,909)
Accumulated deficit	(35,543,002)	(9,567,929)
Total equity	363,541,546	380,973,760
TOTAL LIABILITIES AND EQUITY	$ 837,322,312	$ 845,539,989